PROVISION FOR PENSION PLAN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Postemployment Benefits [Abstract]
Summary of of Breakdown Pension Assets and Liabilities

The unfunded status are as follows:

	06/30/2018	12/31/2017
BrTPREV plan	660,083	629,120
PAMEC plan	3,458	3,300
Other	472	—
Reclassification to liabilities subject to compromise (Note 29)	—	(560,046)
Total unfunded status	664,013	72,374
Current	92,884	—
Non-current	571,129	72,374

Over funded status

These assets are broken down as follows:

	06/30/2018	12/31/2017
TCSPREV plan	1,392,782	1,329,931
TelemarPrev plan	333,105	317,500
PBS – Telemar plan	55,648	53,041
Other	—	—
Total	1,781,535	1,700,472
Current	2,712	1,080
Non-current	1,778,823	1,699,392

The unfunded status are as follows:

	2017	2016
BrTPREV plan	629,120	500,816
PAMEC plan	3,300	3,276
Financial obligations—BrTPREV plan (i)	—	55,954

Total unfunded status	632,420	560,046

Reclassification to liabilities subject to compromise (Note 28).	(560,046)	(560,046)

Total non-current	72,374	—

(i)

Represented by the agreement of financial obligations, entered into by the Company and Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. This obligation represents the additional commitment between the provision recognized pursuant to the actuarial assumptions and the financial obligations agreement calculated based on the laws applicable to close-end pension funds, regulated by PREVIC. This agreement was added to the court reorganization’s list of creditors under Class I (Note 1).

Over funded status

These assets are broken down as follows:

	2017	2016
TCSPREV plan	1,329,931	1,272,889
TelemarPrev plan	317,500	362,251
PBS – Telemar plan	53,041	28,044
Other	—	(21,323)

Total	1,700,472	1,641,861

Current	1,080	6,539
Non-current	1,699,392	1,635,322

Summary of Existing Pension Plans

The Company and its subsidiaries sponsor retirement benefit plans for their employees, provided that they elect to be part of such plan. The table below shows the existing pension plans at December 31, 2017.

Benefit plans	Sponsors	Manager
TCSPREV	Oi, Oi Móvel, BrT Multimídia and Oi Internet	FATL
BrTPREV	Oi, Oi Móvel, BrT Multimídia and Oi Internet	FATL
TelemarPrev	Oi, TMAR, Oi Móvel and Oi Internet	FATL
PBS-Telemar	Telemar	FATL
PAMEC	Oi	Oi
PBS-A	Telemar and Oi	Sistel
PBS-TNCP	Oi Móvel	Sistel
CELPREV	Oi Móvel	Sistel
PAMA	Oi and Telemar	Sistel

Sistel – Fundação Sistel de Seguridade Social

FATL – Fundação Atlântico de Seguridade Social

Schedule of Change in Projected Benefit Obligation

Changes in the actuarial obligations, fair value of assets and amounts recognized in the balance sheet

	2017					2016
	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC
Projected benefit obligation at the beginning of the year	572,477	2,306,858	3,491,343	286,159	3,276	497,129	2,000,754	2,792,547	244,178	2,585
Service cost	457	102	1,545	33	—	551	138	2,042	24
Interest cost	64,927	260,650	397,842	32,488	378	62,214	249,319	350,701	30,475	330
Benefits paid	(54,979)	(205,879)	(263,493)	(23,158)	(122)	(53,329)	(196,368)	(245,496)	(21,746)	(157)
Participan’s contributions	—	—	—	41	—				42
Changes in actuarial assumptions	42,384	162,980	197,816	12,096	(232)	65.912	253.015	591.550	33.216	517

Projected benefit obligation at the end of the year	625,266	2,524,711	3,825,053	307,659	3,300	572,477	2,306,858	3,491,343	286,159	3,276

	2017					2016
	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC
Fair value of plan assets at the beginning of the year	1,845,367	1,806,042	3,853,595	314,203		1,558,858	1,601,000	3,275,485	277,624
Actual return on plan assets	163,580	295,413	552,451	69,540		340,110	354,410	823,606	58,211
Company’s contributions	—	15		73	122		47,000		72	157
Participan’s contributions	—	—		41					42
Benefits paid	(54,979)	(205,879)	(263,493)	(23,158)	(122)	(53,329)	(196,368)	(245,496)	(21,746)	(157)

Fair value of plan assets at the end of the year	1,953,967	1,895,591	4,142,553	360,700		1,845,367	1,806,042	3,853,595	314,203

	2017					2016
	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC
Funded (unfunded) status of plan	(1,328,701)	629,120	(317,500)	(53,041)	3,300	(1,272,889)	500,816	(362,251)	(28,044)	3,276

Schedule of Net Periodic Defined Beneift Pension Cost

Net periodic defined benefit pension cost for the years ended December 31, 2017, 2016 and 2015 includes the following:

	2017
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar
Net service cost	457	102	1.545	0,.033
Interest cost	64,927	260,650	397.842	32.488
Expected return on plan assets	(220,246)	(210,579)	(440.696)	(35.817)
Amortization of net actuarial losses (gains)			16.482
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation

Net periodic pension cost (benefit)	(160,498)	51,724	(24,828)	(3.297)

	2016
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	551	138	2,042	24
Interest cost	62,214	249,319	350,701	30,475	330
Expected return on plan assets	(193,747)	(206,407)	(413,965)	(34,872)
Amortization of net actuarial losses (gains)			4,380
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(1,051)

Net periodic pension cost (benefit)	(136,618)	44,603	(57,894)	(4,373)	330

	2015
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	586	142	2,785	80
Interest cost	57,066	228,738	328,289	28,089	345
Expected return on plan assets	(162,701)	(180,363)	(356,313)	(29,293)
Amortization of net actuarial losses (gains)			47,438
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(4,203)

Net periodic pension cost (benefit)	(110,684)	50,069	17,996	(1,124)	345

The net periodic pension cost expected to be recognized in 2018 are as follows:

	2018
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	192	81	1,870	40
Interest cost	59,093	237,931	362,886	29,114	317
Expected return on plan assets	(195,301)	(189,525)	(420,557)	(36,744)
Amortization of net actuarial losses (gains)		9,038	32,823
Amortization of prior year service costs (gains)	(5,636)	1,552

Net periodic pension cost (benefit)	(141,652)	59,077	(22,978)	(7,590)	317

Summary of Acuarial Assumption

The following actuarial assumptions were used to determine the actuarial present value of the Company’s projected benefit obligation:

	2017
	TCSPREV	BrTPREV and PAMEC	TelemarPrev and PBS-Telemar
Discount rate for determining projected benefit obligations	9.83%	9.83%	9.83%
Expected long-term rate of return on plan assets	9.83%	9.83%	9.83%
Annual salary increases	By Sponsor	By Sponsor	By Sponsor
Rate of compensation increase	4.30%	4.30%	4.30%
Inflation rate assumption used in the above	4.30%	4.30%	4.30%

	2016
	TCSPREV	BrTPREV and PAMEC	TelemarPrev and PBS-Telemar
Discount rate for determining projected benefit obligations	11.83%	11.83%	11.83%
Expected long-term rate of return on plan assets	11.83%	11.83%	11.83%
Annual salary increases	6.45%	1.5%	5.50%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%

Average Ceiling of Investment Permitted for Pension Funds

The average ceilings set for the different types of investment permitted for pension funds are as follows:

ASSET SEGMENT	TCSPREV	BrTPREV	PBS- Telemar	TelemarPrev
Fixed income	100.00%	100.00%	100.00%	100.00%
Variable income	17.00%	17.00%	17.00%	17.00%
Structured investments	20.00%	20.00%	20.00%	20.00%
Investments abroad	5.00%	5.00%	2.00%	5.00%
Real estate	8.00%	8.00%	8.00%	8.00%
Loans to participants	15.00%	15.00%	15.00%	15.00%

The allocation of plan assets at December 31, 2017 is as follows:

ASSET SEGMENT	TCSPREV	BrTPREV	PBS- Telemar	TelemarPrev
Fixed income	85.86%	94.57%	91.26%	92.28%
Variable income	3.46%	0.81%	1.04%	1.99%
Equity securities	9.68%	3.21%	6.48%	4.33%
Real estate	0.74%	0.80%	0.85%	0.75%
Loans to participants	0.26%	0.61%	0.37%	0.65%
Total	100.00%	100.00%	100.00%	100.00%

Estimated Future Benefit Payments

The estimated benefit payments, which reflect future services, as appropriate, are expected to be paid as follows (unaudited):

	TCSPREV	BrTPREV	PBS- Telemar	TelemarPrev
2018	48,225	208,535	22,972	266,863
2019	47,856	206,160	23,849	274,123
2020	49,704	212,574	24,712	285,297
2021	51,621	218,956	25,568	296,944
2022	53,373	225,217	26,426	308,884
2023 until 2027	293,164	1,212,616	144,602	1,730,074